UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Puplava Financial Services, Inc.
Address: 10809 Thornmint Road
         2nd Floor
         San Diego, CA  92127

13F File Number:  28-11894

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Puplava
Title:     President
Phone:     858-487-3939

Signature, Place, and Date of Signing:

     James J. Puplava     San Diego, CA     July 30, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     80

Form13F Information Table Value Total:     $137,821 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASIA PACIFIC INCOM    COM              003009107       86    15500 SH       SOLE                                      15500
AGNICO EAGLE MINES LTD         COM              008474108     5858   111626 SH       SOLE                                     111626
AGRIUM INC                     COM              008916108      731    18350 SH       SOLE                                      18350
ALEXCO RESOURCE CORP           COM              01535p106       21    11000 SH       SOLE                                      11000
ALLIED NEVADA GOLD CORP        COM              019344100       93    11657 SH       SOLE                                      11657
ALMADEN MINERALS LTD           COM              020283107       21    35460 SH       SOLE                                      35460
AQUA AMERICA INC               COM              03836w103     2801   156521 SH       SOLE                                     156521
AT&T INC                       COM              00206r102      259    10433 SH       SOLE                                      10433
AURIZON MINES LTD              COM              05155p106       55    15500 SH       SOLE                                      15500
BARRICK GOLD CORP              COM              067901108      697    20775 SH       SOLE                                      20775
CENTRAL FD CDA LTD             CL A             153501101     8208   699164 SH       SOLE                                     699164
CHESAPEAKE ENERGY CORP         COM              165167107     1159    58493 SH       SOLE                                      58493
CHEVRON CORP NEW               COM              166764100     2606    39348 SH       SOLE                                      39348
CLAUDE RES INC                 COM              182873109       11    15300 SH       SOLE                                      15300
CLAYMORE EXCHANGE TRADED FD    MAC GLOB SOLAR   18383m621      148    15600 SH       SOLE                                      15600
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441a102     1171    39070 SH       SOLE                                      39070
CONOCOPHILLIPS                 COM              20825c104      991    23574 SH       SOLE                                      23574
DENISON MINES CORP             COM              248356107       28    17511 SH       SOLE                                      17511
ELDORADO GOLD CORP NEW         COM              284902103      236    26400 SH       SOLE                                      26400
ENDEAVOUR SILVER CORP          COM              29258y103      106    62160 SH       SOLE                                      62160
ENERPLUS RES FD                UNIT TR G NEW    29274d604     2690   125193 SH       SOLE                                     125193
EXXON MOBIL CORP               COM              30231g102      517     7406 SH       SOLE                                       7406
FREEPORT-MCMORAN COPPER & GO   PFD CONV         35671d782      258     3250 SH       SOLE                                       3250
GOLDCORP INC NEW               COM              380956409     6861   197443 SH       SOLE                                     197443
GOLDEN STAR RES LTD CDA        COM              38119t104      258   126135 SH       SOLE                                     126135
GREAT BASIN GOLD LTD           COM              390124105       50    36700 SH       SOLE                                      36700
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     2010   139016 SH       SOLE                                     139016
IAMGOLD CORP                   COM              450913108      101    10070 SH       SOLE                                      10070
ILLINOIS TOOL WKS INC          COM              452308109      235     6300 SH       SOLE                                       6300
INTEL CORP                     COM              458140100     2535   153200 SH       SOLE                                     153200
INTERNATIONAL ROYALTY CORP     COM              460277106      147    45170 SH       SOLE                                      45170
ISHARES SILVER TRUST           ISHARES          46428q109      192    14350 SH       SOLE                                      14350
ISHARES TR                     IBOXX INV CPBD   464287242     5440    54250 SH       SOLE                                      54250
ISHARES TR                     HIGH YLD CORP    464288513      318     4000 SH       SOLE                                       4000
ISHARES TR                     BARCLYS TIPS BD  464287176     4777    47000 SH       SOLE                                      47000
JOHNSON & JOHNSON              COM              478160104      238     4200 SH       SOLE                                       4200
KIMBER RES INC                 COM              49435n101     1452  2963921 SH       SOLE                                    2963921
KINROSS GOLD CORP              COM NO PAR       496902404     7682   423260 SH       SOLE                                     423260
LIHIR GOLD LTD                 SPONSORED ADR    532349107     1645    70525 SH       SOLE                                      70525
MARATHON OIL CORP              COM              565849106      202     6730 SH       SOLE                                       6730
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100      347     9182 SH       SOLE                                       9182
MCDONALDS CORP                 COM              580135101      252     4400 SH       SOLE                                       4400
MINEFINDERS LTD                COM              602900102     5071   732845 SH       SOLE                                     732845
MORGAN STANLEY                 COM NEW          617446448     2756    96700 SH       SOLE                                      96700
MOSAIC CO                      COM              61945a107     3043    68695 SH       SOLE                                      68695
NATIONAL OILWELL VARCO INC     COM              637071101      971    29750 SH       SOLE                                      29750
NEW GOLD INC CDA               COM              644535106      155    58180 SH       SOLE                                      58180
NOBLE CORPORATION BAAR         NAMEN -AKT       h5833n103      269     8900 SH       SOLE                                       8900
NORTHGATE MINERALS CORP        COM              666416102      241   112633 SH       SOLE                                     112633
NOVAGOLD RES INC               COM NEW          66987e206       47    11000 SH       SOLE                                      11000
NUVEEN CA MUN MKT OPPORTUNT    COM              67062u107      133    11800 SH       SOLE                                      11800
NUVEEN CALIF QUALITY INCM MU   COM              670985100      189    16100 SH       SOLE                                      16100
NUVEEN QUALITY INCOME MUN FD   COM              670977107      207    16300 SH       SOLE                                      16300
PAN AMERICAN SILVER CORP       COM              697900108     1344    73375 SH       SOLE                                      73375
PENN WEST ENERGY TR            TR UNIT          707885109     2764   217183 SH       SOLE                                     217183
PFIZER INC                     COM              717081103     1612   107490 SH       SOLE                                     107490
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935x500      145    14400 SH       SOLE                                      14400
POWERSHARES ETF TRUST II       GLOB GLD&P ETF   73936q876      296     9800 SH       SOLE                                       9800
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936b408     4750   186661 SH       SOLE                                     186661
PRECISION DRILLING TR          TR UNIT          740215108      206    42301 SH       SOLE                                      42301
PROSHARES TR                   PSHS SHRT S&P500 74347r503     5033    76600 SH       SOLE                                      76600
PROSHARES TR                   PSHS ULTRSHT O&G 74347r586     3481   185700 SH       SOLE                                     185700
PROSHARES TR                   PSHS ULSHT SP500 74347r883     1986    35895 SH       SOLE                                      35895
ROYAL GOLD INC                 COM              780287108     2768    66410 SH       SOLE                                      66410
RUBICON MINERALS CORP          COM              780911103      134    45400 SH       SOLE                                      45400
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     1521   105902 SH       SOLE                                     105902
SCHLUMBERGER LTD               COM              806857108     2589    47854 SH       SOLE                                      47854
SEMPRA ENERGY                  COM              816851109      248     5000 SH       SOLE                                       5000
SILVER STD RES INC             COM              82823l106     7068   376987 SH       SOLE                                     376987
SILVER WHEATON CORP            COM              828336107     6126   743528 SH       SOLE                                     743528
SILVERCORP METALS INC          COM              82835p103     4441  1265327 SH       SOLE                                    1265327
STONE ENERGY CORP              COM              861642106       92    12400 SH       SOLE                                      12400
SYNGENTA AG                    SPONSORED ADR    87160a100     2702    58100 SH       SOLE                                      58100
TRANSOCEAN LTD                 REG SHS          h8817h100     1910    25711 SH       SOLE                                      25711
UNITED STATES NATL GAS FUND    UNIT             912318102      903    65150 SH       SOLE                                      65150
US GOLD CORPORATION            COM PAR $0.10    912023207       44    16935 SH       SOLE                                      16935
VISA INC                       COM CL A         92826c839     1925    30925 SH       SOLE                                      30925
VISTA GOLD CORP                COM NEW          927926303      410   238600 SH       SOLE                                     238600
YAMANA GOLD INC                COM              98462y100     5803   656547 SH       SOLE                                     656547
ZIMMER HLDGS INC               COM              98956p102      945    22200 SH       SOLE                                      22200